OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,562.0	$ 1,392.0	$ 1,435.0
Social security costs	223.0	190.0	193.0
Pension costs (including retirement healthcare	93.0	78.0	76.0
Share-based payments	41.0	26.0	32.0
Staff costs	$ 1,919.0	$ 1,686.0	$ 1,736.0
Average number of employees | employee	18,976	18,581	18,030
Audit services:
Group accounts	$ 5.5	$ 5.0	$ 3.8
Local statutory audit pursuant to legislation	2.0	2.0	2.7
Audit related services	0.1	0.4	0.3
Total auditor's remuneration	7.6	7.4	6.8
United Kingdom
Audit services:
Total auditor's remuneration	3.5	3.6	3.0
Outside the UK
Audit services:
Total auditor's remuneration	$ 4.1	$ 3.8	$ 3.8